Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Financial Instruments Measured at Fair Value

The carrying amounts and fair values of the Group’s financial instruments measured at fair value are as follows:

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Financial assets:
Financial assets at FVTPL	77,801	420,544	467,184
Derivative financial instruments	—	30,339	177,450
	77,801	450,883	644,634
Financial liabilities:
Financial liabilities at FVTPL	—	—	5,095

Schedule of Unobservable Inputs to Valuation of Financial Instrument

Below is summary of significant unobservable inputs to valuation of financial instruments categorized within Level 3 of the fair value hierarchy together with a quantitative sensitivity analysis:

	Valuation Technique	Significant unobservable input	Sensitivity of value to the input
As of December 31, 2023
Movie income right investments of US$3,936,000	Discounted cash flow model	Discount rate takes into account weighted average cost of capital using a Capital Asset Pricing Model ranged from 10.40% to 12.59% and expected ticket sales performance and expected movie production costs	5% increase/decrease in the discount rate results in decrease/increase in fair value by 0.2%/0.1%
As of December 31, 2024
Movie income right investments of US$5,863,000	Discounted cash flow model	Discount rate takes into account weighted average cost of capital using a Capital Asset Pricing Model ranged from 10.40% to 12.59% and expected ticket sales performance and expected movie production costs	5% increase/decrease in the discount rate results in decrease/increase in fair value by 0.2%/0.1%
As of December 31, 2025
Movie income right investments of US$12,040,000	Discounted cash flow model	Discount rate takes into account weighted average cost of capital using a Capital Asset Pricing Model ranged from 10.40% to 12.59% and expected ticket sales performance and expected movie production costs	5% increase/decrease in the discount rate results in decrease/increase in fair value by 0.2%/0.1%
Warrants issued by TGE SPAC	Black-Scholes Simulation Model	Risk-free rate of 3.93%, Estimated implied volatility of 1.94%, market adjustment of 29.52%	5% increase/decrease in the volatility or market adjustments results in decrease/increase in fair value by 0.2%/0.1%

Schedule of Assets Measured at Fair Value

Assets and liabilities measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Recent transaction price/ observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
As of December 31, 2023
Financial assets at FVTPL	72,052	1,813	3,936	77,801

As of December 31, 2024
Financial assets at FVTPL	407,510	7,171	5,863	420,544
Derivative financial instruments	—	30,339	—	30,339

As of December 31, 2025
Financial assets at FVTPL	304,136	150,110	12,938	467,184
Derivative financial instruments	—	177,450	—	177,450
Financial liabilities at FVTPL	2,430	—	2,665	5,095

Schedule of Fair Value Measurements on Financial Assets

The movements in fair value measurements within Level 3 on financial assets at FVTPL during the years are as follow:

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
As of January 1,	13,247	3,936	5,863
Additions	—	90	—
Transfer from Level 2	—	1,612	7,167
Gain on disposal	16,274	—	—
Disposals	(25,539)	—	—
Exchange realignment	(46)	225	(92)
As of December 31,	3,936	5,863	12,938

The movements in fair value measurements within Level 3 on financial liabilities at FVTPL during the years are as follow:

US$’000
As of January 1, 2023, 2024 and 2025	—
Issuance of warrants of TGE SPAC	2,539
Exchange realignment	126
As of December 31, 2025	2,665